INCOME TAXES - Narrative (Details) - CAD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	$ 81.5	$ 88.7
Deferred income tax liability	2,866.1	2,468.6
Deductible temporary differences	115.5	$ 118.8
Unrecognized	204.2
No expiry date
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized	146.0
Capital Losses | No expiry date
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized	$ 19.9